Capital Management and Risk Policies - Schedule of Analysis of Maturities of Assets and Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Derivative Financial Instruments	$ 4,517,903	$ 83,434,721
Other Financial Assets	1,885,172,397	421,079,578
Loans and Other Financing	15,621,023,971	7,283,530,406
Liabilities
Liabilities measured at Fair Value trough Profit or Loss	9,777,215	116,994,621
Derivative Financial Instruments	8,329,699	28,935,340
Other Financial Liabilities	3,868,112,993	3,010,456,587
Lease Liabilities	58,318,566	69,652,452
Subordinated Debt Securities	288,917,745	486,118,312
Liquidity risk
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,659,454,175	1,465,842,052
Derivative Financial Instruments	4,517,903	83,434,720
Repurchase Transactions		2,874,410,596
Other Financial Assets	2,123,480,470	463,801,341
Loans and Other Financing	35,030,500,108	16,781,998,922
Other Debt Securities	4,894,051,883	4,587,207,783
Financial Assets Pledged as Collateral	1,611,617,386	1,020,304,979
Investments in Equity Instruments	45,693,300	22,785,410
Liabilities
Deposits	20,288,031,517	13,820,746,760
Liabilities measured at Fair Value trough Profit or Loss	9,777,215	116,994,621
Derivative Financial Instruments	8,329,700	28,935,340
Repurchase Transactions	423,095,209	55,196,186
Other Financial Liabilities	3,783,540,284	2,981,232,671
Lease Liabilities	66,202,218	46,593,510
Financing Received from the Argentine Central Bank and Other Financial Institutions	545,826,166	419,378,791
Debt Securities	1,276,181,525	267,884,535
Subordinated Debt Securities	323,373,589	560,621,766
Liquidity risk | Less than 1 Month
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,612,532,417	1,388,188,441
Derivative Financial Instruments	4,517,903	83,434,720
Repurchase Transactions		2,874,410,596
Other Financial Assets	2,080,673,527	321,991,293
Loans and Other Financing	21,178,320,272	11,291,770,522
Other Debt Securities	4,887,282,203	4,563,976,236
Financial Assets Pledged as Collateral	1,611,617,386	1,020,304,979
Investments in Equity Instruments	45,693,300	22,785,410
Liabilities
Deposits	19,531,301,819	13,352,813,359
Liabilities measured at Fair Value trough Profit or Loss	9,777,215	116,994,621
Derivative Financial Instruments	5,918,362	28,935,340
Repurchase Transactions	423,095,209	55,196,186
Other Financial Liabilities	3,133,719,258	2,574,550,563
Lease Liabilities	17,406,132	1,911,841
Financing Received from the Argentine Central Bank and Other Financial Institutions	158,385,962	148,163,460
Debt Securities	19,343,298	37,677,027
Subordinated Debt Securities	11,109,935	35,755,791
Liquidity risk | 1 to 6 Months
Assets
Debt Securities measured at Fair Value through Profit or Loss	3,964,361	23,178,533
Derivative Financial Instruments	0	0
Repurchase Transactions		0
Other Financial Assets	1,345,304	4,251,793
Loans and Other Financing	6,047,194,138	3,211,574,579
Other Debt Securities	947,735	3,794,755
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	692,117,510	416,122,854
Liabilities measured at Fair Value trough Profit or Loss	0	0
Derivative Financial Instruments	1,976,666	0
Repurchase Transactions	0	0
Other Financial Liabilities	638,170,232	371,440,230
Lease Liabilities	3,986,313	4,964,931
Financing Received from the Argentine Central Bank and Other Financial Institutions	258,400,344	204,205,594
Debt Securities	539,550,630	166,251,001
Subordinated Debt Securities	0	0
Liquidity risk | 6 to 12 Months
Assets
Debt Securities measured at Fair Value through Profit or Loss	3,429,953	49,252,613
Derivative Financial Instruments	0	0
Repurchase Transactions		0
Other Financial Assets	1,630,401	5,118,935
Loans and Other Financing	2,673,873,511	1,034,364,821
Other Debt Securities	3,549,006	4,262,513
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	61,829,509	51,639,567
Liabilities measured at Fair Value trough Profit or Loss	0	0
Derivative Financial Instruments	434,672	0
Repurchase Transactions	0	0
Other Financial Liabilities	4,913,784	6,725,569
Lease Liabilities	5,178,544	6,626,616
Financing Received from the Argentine Central Bank and Other Financial Institutions	85,429,862	56,545,961
Debt Securities	259,609,853	45,372,502
Subordinated Debt Securities	11,109,935	18,625,864
Liquidity risk | 12 Months to 5 Years
Assets
Debt Securities measured at Fair Value through Profit or Loss	28,715,471	5,222,465
Derivative Financial Instruments	0	0
Repurchase Transactions		0
Other Financial Assets	39,831,238	132,439,320
Loans and Other Financing	4,254,490,361	908,445,138
Other Debt Securities	2,272,939	15,174,279
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	2,782,679	170,980
Liabilities measured at Fair Value trough Profit or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	1,878,682	20,201,037
Lease Liabilities	39,040,187	15,890,287
Financing Received from the Argentine Central Bank and Other Financial Institutions	35,488,681	10,463,776
Debt Securities	457,677,744	18,584,005
Subordinated Debt Securities	301,153,719	506,240,111
Liquidity risk | More than 5 Years
Assets
Debt Securities measured at Fair Value through Profit or Loss	10,811,973	0
Derivative Financial Instruments	0	0
Repurchase Transactions		0
Other Financial Assets	0	0
Loans and Other Financing	876,621,826	335,843,862
Other Debt Securities	0	0
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	0	0
Liabilities measured at Fair Value trough Profit or Loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	4,858,328	8,315,272
Lease Liabilities	591,042	17,199,835
Financing Received from the Argentine Central Bank and Other Financial Institutions	8,121,317	0
Debt Securities	0	0
Subordinated Debt Securities	$ 0	$ 0